FINANCIAL INSTRUMENTS Fair value of call options (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure of fair value measurement of equity [line items]
Total Assets	$ 86,964,000,000	$ 85,297,000,000
Liabilities	(44,629,000,000)	(44,442,000,000)
Call Option1 | Level 3 of fair value hierarchy
Disclosure of fair value measurement of equity [line items]
Total Assets	1,040,000,000	984,000,000	$ 483,000,000	$ 175,000,000
Gains (losses) recognised in profit or loss, fair value measurement, assets	56,000,000	501,000,000	308,000,000
Special Payment In Pellet Purchases And Sale Agreement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of equity [line items]
Liabilities	(354,000,000)	(264,000,000)	(44,000,000)	$ (33,000,000)
Gains (losses) recognised in profit or loss, fair value measurement, liabilities	(90,000,000)	$ (220,000,000)	$ (11,000,000)
Mandatorily Convertible Unsecured Unsubordinated Bonds
Disclosure of fair value measurement of equity [line items]
Notional amount	$ 1,000,000,000